Operating loss - Description Of Operating Loss (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Research and development costs:
Total research and development costs	£ 23,717	£ 4,522	£ 7,270
General and administrative costs:
Total general and administrative costs	6,039	2,498	1,706
Operating loss	29,756	7,020	8,976
Research and development costs
Research and development costs:
Employee benefits (note 8)	3,435	2,037	1,322
Legal, professional consulting and listing fees	331	0	0
Loss on disposal of patents	0	0	136
Other research and development expenses	19,840	2,434	5,769
Total research and development costs	23,717	4,522	7,270
General and administrative costs:
Employee benefits (note 8)	3,435	2,037	1,322
Legal, professional consulting and listing fees	331	0	0
Research and development costs | Patents
Research and development costs:
Amortization	111	51	43
General and administrative costs:
Amortization	111	51	43
General and administrative costs
Research and development costs:
Employee benefits (note 8)	2,857	865	625
Legal, professional consulting and listing fees	2,045	884	608
General and administrative costs:
Employee benefits (note 8)	2,857	865	625
Legal, professional consulting and listing fees	2,045	884	608
Loss on disposal of property, plant and equipment (note 13)	0	3	0
Depreciation of property, plant and equipment (note 13)	7	10	10
Operating lease charge — land and buildings	294	169	157
Loss on variations in foreign exchange rate	36	139	21
Other general and administrative expenses	795	427	285
Total general and administrative costs	6,039	2,498	1,706
Operating loss	29,756	7,020	8,976
General and administrative costs | Computer software
Research and development costs:
Amortization	5	1	0
General and administrative costs:
Amortization	£ 5	£ 1	£ 0